FAIR VALUE MEASUREMENTS (Details)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 AED (د.إ)
U.S. Treasury Securities Money Market Fund | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value disclosure	$ 232,307,702	د.إ 232,301,973